RELATED PARTIES - Amounts transacted in the year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Expenses (income)	R$ 102,078	R$ 82,788	R$ 90,004
Transactions with controlling shareholders
RELATED PARTIES
Expenses (income)	(5,029)	(5,945)	(12,723)
Suzano Holding S.A. | Granting of guarantees and administrative expenses
RELATED PARTIES
Expenses (income)	(5,029)	(5,945)	(12,723)
Transactions with companies of the Suzano Group and other related parties
RELATED PARTIES
Expenses (income)	(107,107)	(88,733)	(102,727)
Management | Reimbursement for expenses
RELATED PARTIES
Expenses (income)	(392)	(8,415)	541
Bexma Participacoes Ltda. | Reimbursement for expenses
RELATED PARTIES
Expenses (income)	11	11	10
Bizma Investimentos Ltda. | Reimbursement for expenses
RELATED PARTIES
Expenses (income)	12	10
Ensyn Corporation | Loan charges
RELATED PARTIES
Expenses (income)	689
Ficus Empreendimentos e Participacoes Ltda. | Reimbursement for expenses
RELATED PARTIES
Expenses (income)	(655)	(763)
Fundacao Arymax | Reimbursement for expenses
RELATED PARTIES
Expenses (income)	2
Ibema Companhia Brasileira de Papel | Sale of paper
RELATED PARTIES
Expenses (income)	117,305	111,325	107,252
Ibema Companhia Brasileira de Papel | Purchase of products
RELATED PARTIES
Expenses (income)	(5,464)	(7,744)	16
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel | Social services
RELATED PARTIES
Expenses (income)	(4,168)	(5,272)	(4,184)
IPFL Holding S.A | Reimbursement for expenses
RELATED PARTIES
Expenses (income)	5	4	4
Lazam MDS Corretora e Adm. Seguros S.A. | Sale of paper
RELATED PARTIES
Expenses (income)	3	7	(31)
Mabex Representacoes e Participacoes Ltda. | Aircraft services
RELATED PARTIES
Expenses (income)	(50)	(100)	(390)
Nemonorte Imoveis e Participacoes Ltda. | Real estate advisory
RELATED PARTIES
Expenses (income)	R$ (191)	R$ (330)	R$ (491)